Changes in Accumulated Other Comprehensive Income Before Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Total retirement benefit recognized in accumulated other comprehensive income at beginning of year	$ 79.3	$ 104.7
Net actuarial loss (gain)	20.5	(19.0)
Prior service cost		0.3
Amortization of prior service credit (cost)	0.9	1.0
Amortization of actuarial loss	(4.8)	(7.7)
Total retirement benefit recognized in accumulated other comprehensive income at end of year	95.9	79.3
Non-U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Total retirement benefit recognized in accumulated other comprehensive income at beginning of year	34.2	56.4
Net actuarial loss (gain)	7.8	(14.9)
Prior service cost	2.1	0.2
Amortization of prior service credit (cost)	(0.6)	(0.3)
Amortization of actuarial loss	(1.9)	(3.1)
Translation difference	(2.1)	(4.1)
Total retirement benefit recognized in accumulated other comprehensive income at end of year	$ 39.5	$ 34.2